Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS:
	December 31
	2022	2021
	U.S. dollars in thousands
Prepaid expenses	473	194
Governmental authorities	130	82
Accrued income	75	122
	678	398